Property and equipment (Tables)	12 Months Ended
Mar. 31, 2011
Property, Plant and Equipment

Property and equipment by asset category is as follows:

	As of March 31,
	2010		2011	2011
	(In millions)
Land and premises	Rs.	9,764.9	Rs.10,259.7	US$	230.3
Software and systems		5,918.8	7,087.9		159.1
Equipment and furniture		25,198.6	29,451.7		661.3

Property and equipment, at cost		40,882.3	46,799.3		1,050.7
Less: Accumulated depreciation		18,579.5	23,918.1		537.0

Property and equipment, net	Rs.	22,302.8	Rs.22,881.2	US$	513.7